Short term investments	12 Months Ended
Dec. 31, 2019
Short-term investment [Abstract]
Short term investments
Short term investments
There were no short term investments held by the Company at December 31, 2019.
The Company's classification of short term investments at December 31, 2018 is as noted below:

	Amortized Cost	Fair Value
	2018 $	2018 $
Canadian Government Bond	3,912	3,902
Bank of Nova Scotia Treasury Note	3,977	3,955
	7,889	7,857

The average duration of the interest-bearing securities held at December 31, 2018 was 1.69 years and the average yield to maturity was 1.64%.